SCHEDULE OF ESTIMATED FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)	Mar. 09, 2023	Aug. 29, 2022	Jun. 07, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets acquired:
Goodwill				$ 684,867	$ 684,867	$ 684,867
Safe-Pro USA LLC [Member]
Assets acquired:
Cash			$ 75,868
Accounts receivable, net			1,633,100
Inventory			67,143
Prepaid expenses and other current assets			37,500
Property and equipment			335,030
Other assets			4,000
Right of use assets			154,265
Other intangible assets			203,000
Goodwill			518,255	518,255	518,255	518,255
Total assets acquired at fair value			3,028,161
Liabilities assumed:
Notes payable			(146,000)
Accounts payable			(85,250)
Accrued expenses			(257,408)
Due to related parties			(1,622,540)
Lease liabilities			(156,963)
Total liabilities assumed			(2,268,161)
Net asset acquired			760,000
Purchase consideration paid:
Fair value of common stock issued
Total purchase consideration paid			760,000
Safe-Pro USA LLC [Member] | Series A Preferred Stock [Member]
Purchase consideration paid:
Preferred shares issued			760,000
Safe-Pro USA LLC [Member] | Series B Preferred Stock [Member]
Purchase consideration paid:
Preferred shares issued
Airborne Response [Member]
Assets acquired:
Cash		$ 120,036
Accounts receivable, net		29,293
Inventory
Prepaid expenses and other current assets		209,852
Property and equipment		17,414
Other assets
Right of use assets
Other intangible assets		495,000
Goodwill		166,612		$ 166,612	$ 166,612	$ 166,612
Total assets acquired at fair value		1,038,207
Liabilities assumed:
Notes payable
Accounts payable		(9,937)
Accrued expenses		(148,270)
Due to related parties
Lease liabilities
Total liabilities assumed		(158,207)
Net asset acquired		880,000
Purchase consideration paid:
Fair value of common stock issued
Total purchase consideration paid		880,000
Airborne Response [Member] | Series A Preferred Stock [Member]
Purchase consideration paid:
Preferred shares issued
Airborne Response [Member] | Series B Preferred Stock [Member]
Purchase consideration paid:
Preferred shares issued		$ 880,000
Safe Pro AI LLC [Member]
Assets acquired:
Cash
Accounts receivable, net
Inventory
Prepaid expenses and other current assets
Property and equipment
Other assets
Right of use assets
Other intangible assets	545,625
Goodwill
Total assets acquired at fair value	545,625
Liabilities assumed:
Notes payable
Accounts payable
Accrued expenses
Due to related parties
Lease liabilities
Total liabilities assumed
Net asset acquired	545,625
Purchase consideration paid:
Fair value of common stock issued	545,625
Total purchase consideration paid	545,625
Safe Pro AI LLC [Member] | Series A Preferred Stock [Member]
Purchase consideration paid:
Preferred shares issued
Safe Pro AI LLC [Member] | Series B Preferred Stock [Member]
Purchase consideration paid:
Preferred shares issued
Total Acquisition [Member]
Assets acquired:
Cash	195,904
Accounts receivable, net	1,662,393
Inventory	67,143
Prepaid expenses and other current assets	247,352
Property and equipment	352,444
Other assets	4,000
Right of use assets	154,265
Other intangible assets	1,243,625
Goodwill	684,867
Total assets acquired at fair value	4,611,993
Liabilities assumed:
Notes payable	(146,000)
Accounts payable	(95,187)
Accrued expenses	(405,678)
Due to related parties	(1,622,540)
Lease liabilities	(156,963)
Total liabilities assumed	(2,426,368)
Net asset acquired	2,185,625
Purchase consideration paid:
Fair value of common stock issued	545,625
Total purchase consideration paid	2,185,625
Total Acquisition [Member] | Series A Preferred Stock [Member]
Purchase consideration paid:
Preferred shares issued	760,000
Total Acquisition [Member] | Series B Preferred Stock [Member]
Purchase consideration paid:
Preferred shares issued	$ 880,000